Share-based Payments - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) yr Plan	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity settled share-based payment plans | Plan	3
Weighted average remaining contractual life of outstanding share options	4 years 7 months 17 days	3 years 11 months 15 days	4 years 5 months 26 days
Employee remuneration expense, related to equity-settled share-based payments | £	£ 3.2	£ 1.8	£ 11.7
U.K. Share-Based Payment Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period	4 years	4 years	4 years
Stock Option Plan (U.S. Sub-Plan)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted, vesting period	4 years		4 years
2017 Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount rate used to compute present value			25.00%
2018 Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised		2 years
2019 Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of share options exercised	2 years
Maximum | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10
Maximum | Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10
Maximum | Consultants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected option life (years)	10